Equity - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2020	May 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Cost not yet recognized			$ 5,900		$ 5,900
Cost not yet recognized, period for recognition					3 years 3 months 29 days		3 years 1 month 24 days
Proceeds from common stock option exercises			100	$ 3,200	$ 391	$ 4,819	$ 5,506	$ 4,300	$ 565
Share-based cost not yet recognized							$ 1,800
Weighted-average remaining service period							2 years 10 months 17 days
Share-based compensation expense			1,336	$ 9,241	2,259	$ 9,263	$ 9,498	$ 86	$ 67
Employee Stock Purchase Plan 2020
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Purchase price of common stock, percent	95.00%	95.00%
Minimum purchase price of common stock as a percent of offering date fair value, percent	85.00%	85.00%
Minimum purchase price of common stock as a percent of common stock exercise date fair value, percent	85.00%	85.00%
Share-based compensation expense			100
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based cost not yet recognized			6,600		$ 6,600		$ 2,900
Weighted-average remaining service period					2 years 10 months 28 days
Performance Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based cost not yet recognized			$ 2,100		$ 2,100
Weighted-average remaining service period					2 years 7 months 28 days